MFS(R) Mutual Funds
ANNUAL REPORT 2/28/03

MFS(R) GOVERNMENT SECURITIES FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) GOVERNMENT SECURITIES FUND

INVESTS ACROSS THE FULL RANGE OF SECURITIES BACKED BY THE U.S. GOVERNMENT AND ITS AGENCIES

Management seeks to drive performance through sector rotation among various government securities including: U.S. Treasuries, Ginnie Maes, Freddie Macs, Fannie Maes, Sallie Maes and other U.S. agencies, authorities, and instrumentalities. The fund is eligible for investment by national banks and federal credit unions.

The fund seeks current income and preservation of principal.

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
INSIGHTS FROM THE CHAIRMAN                         3
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK                      5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
----------------------------------------------------
FINANCIAL STATEMENTS                              15
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     25
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      33
----------------------------------------------------
TRUSTEES AND OFFICERS                             34
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       36
----------------------------------------------------
MFS PRIVACY POLICY                                37
----------------------------------------------------
FEDERAL TAX INFORMATION                           37
----------------------------------------------------
CONTACT INFORMATION                               38
----------------------------------------------------
ASSET ALLOCATION                                  39

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT             NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

One can always find reasons not to invest. After three tough years in a row, it is only natural that investors - especially stock investors - may feel discouraged. People have fled in record numbers to the perceived safety of government bonds. Some people are claiming they'll never invest in the stock market again.

However, times like the present, when investors are feeling most worried and unsure, have historically been times of opportunity for long-term investors. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, the first Gulf War, and a collapse in consumer confidence gave many investors sleepless nights - we can see that that period ushered in the bull market of the mid- to late-1990s.

REASONS FOR OPTIMISM

We would also argue that much of the longer-term news in the past several months has been positive. Although many feared a "double-dip" recession last year, it did not happen. The U.S. economy grew modestly throughout 2002, and the consensus view seems to be for continued slow growth in 2003. Wages and worker productivity, according to the U.S. Labor Department, have been rising over the past year. We have seen companies in general become leaner and stronger, and corporate profits have slowly begun to recover. Corporate accounting scandals, which dragged down investor confidence and the market for much of last year, seem to be largely behind us.

IN OUR VIEW, A TIME OF OPPORTUNITY

Of course, there are always reasons to be concerned about the markets. As I write this in mid-March, a U.S. and U.K.-led war in Iraq has just commenced. There is no way of knowing what political and economic changes may occur by the time this message reaches you. Unemployment, while still relatively moderate by historical standards, has risen to a level that may affect consumer spending. We would also caution that, although stock valuations have fallen dramatically over the past several years, some areas of the market may still be overvalued.

However, our experience during nearly eight decades of investing has been that markets have always been cyclical and that investors may miss opportunities by waiting for all signs to indicate the cycle is turning up. It is impossible to call a market bottom, except in retrospect, and no one can say for certain whether the market will head up or down over the near term. But this seems to us like a particularly important time to take a long-term view.

These are issues best discussed with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation. But we would point out that times of great disappointment and uncertainty have often been periods of opportunity for long-term investors.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    March 21, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
INSIGHTS FROM THE CHAIRMAN
-------------------------------------------------------------------------------
Insights from the Chairman

STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o  setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o  revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid-to-late 1990's raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.

(1) Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Index, which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 Index was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o  global asset management expertise across all asset classes

o  time-tested money management process for pursuing consistent results

o  full spectrum of investment products backed by MFS Original Research(R)

o  resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o  analyzing financial statements and balance sheets

o  talking extensively with companies' customers and competitors

o  developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK
-------------------------------------------------------------------------------

A PERIOD OF LOW INTEREST RATES AND A FLIGHT TO QUALITY

During the past 12 months, the U.S. Federal Reserve Board (the Fed) cut short-term interest rates to 1.25% in an effort to stimulate a sagging economy. It took this action after factors that normally accompany a recovery -- increased corporate spending and job growth -- failed to materialize.

Throughout the spring and early summer, accounting scandals and fraud at some of the United States' largest companies were front-page news and caused a flight to quality as bond and stock investors sold their investments in favor of the safety offered by U.S. government securities. (The principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.)

STRONG RETURNS FROM U.S. TREASURIES

Throughout the past 12 months, the fund's positions in U.S. Treasury securities performed well. When investors realized the U.S. economy was not as strong as they thought it would be early in the year, they sought U.S. Treasuries because of the principal and interest guarantees. That increased demand pushed Treasury prices higher and yields lower.

The fund underperformed its benchmark index and its peers because it was conservatively positioned when interest rates dropped to historically low levels. If the fund had had more exposure to securities with longer maturities, it would have appreciated more than it did. Generally, bonds with longer maturities will appreciate more than those with shorter maturities when interest rates fall. The opposite is also true.

--------------------------------------
GOVERNMENT AGENCY AND MORTGAGE-BACKED
SECURITIES HELPED FUND RETURNS.
--------------------------------------

FOCUS ON SECTOR AND ISSUE SELECTION

Rather than trying to predict the future direction of interest rates, we focused on sector allocation and issue selection in an effort to manage risk and bolster returns. When Treasury yields reached levels where we believed they offered few additional opportunities for income, we sold some of our Treasuries and shifted into higher yielding mortgage-backed securities. By the end of February 2003, the fund held more than 51% of its assets in mortgage-backed securities and just under 35% in Treasuries.

Our government and agency positions in the two- to five-year maturity range also helped performance. Bonds in this maturity range were the best performers when short-term interest rates declined and the yield difference between short- and long-term bonds increased. At the end of the period, the fund's duration was 3.6 years. (Duration is a measure of a bond's interest rate sensitivity and its price volatility; the lower the number, the lower the volatility.)

A CLOUDED ECONOMIC OUTLOOK

Although we believe that the economy and corporate earnings may improve somewhat this year, we think that any improvement will be clouded by geopolitical events. We believe that increased homeland security costs, higher state appropriations, and potential tax cuts could bring mounting budget deficits. In our opinion, the U.S. Treasury will likely need to finance those deficits by issuing more Treasury securities. The resulting increased supply may drive down Treasury prices and raise long-term interest rates.

With so many unknowns ahead, we will likely lessen the fund's interest rate sensitivity by investing in bonds with shorter maturities. We think mortgage-backed securities will continue to be attractive assets. By the end of the period, mortgage rates were at 30-year lows and have been at those levels for a few months. As a result, we believe that we are nearing the end of the refinancing wave that began last year and anticipate that fewer mortgage-backed securities will be issued as refinancing slows down. In our view, a reduced supply of new mortgage issues would benefit outstanding issues. If the Fed does raise rates, we believe the prices of these mortgage-backed securities will be less volatile than Treasury securities.

/s/ Peter C. Vaream

    Peter C. Vaream
    Portfolio Manager (on behalf of the Fixed Income Strategy Group)

The MFS Fixed Income Strategy Group is responsible for the day-to-day management of the fund under the general supervision of Mr. Vaream.

Note to shareholders: Effective September 30, 2002, Stephen C. Bryant retired from MFS Investment Management and is no longer part of the Fixed Income Strategy Group. Matthew C. Ryan has replaced Mr. Bryant in the group.

Note to shareholders: Effective March 18, 2002, Steve Northern no longer managed the Fund.


The opinions expressed in this report are those of the portfolio management team and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 2/28/03
-------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmarks. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. It is not possible to invest directly in an index.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                       MFS Government             Lehman Brothers
                     Securities Fund --         Government/Mortgage
                         Class A                    Bond Index

      "2/93"             $ 9,525                      $10,000
      "2/95"              10,124                       10,707
      "2/97"              11,786                       12,608
      "2/99"              13,731                       14,791
      "2/01"              15,529                       17,037
      "2/03"              17,966                       19,997

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                  Class
    Share       inception
    class         date        1-yr        3-yr        5-yr       10-yr

      A          7/25/84        8.54%       9.34%       6.76%       6.55%
-------------------------------------------------------------------------
      B          8/30/93        7.84%       8.64%       6.08%       5.88%
-------------------------------------------------------------------------
      C          4/1/96         7.81%       8.62%       6.07%       6.08%
-------------------------------------------------------------------------
      I          1/2/97         8.92%       9.72%       7.13%       6.78%
-------------------------------------------------------------------------
      R         12/31/02        8.51%       9.33%       6.75%       6.55%
-------------------------------------------------------------------------
    529A         7/31/02        8.29%       9.26%       6.71%       6.53%
-------------------------------------------------------------------------
    529B         7/31/02        7.89%       9.12%       6.63%       6.49%
-------------------------------------------------------------------------
    529C         7/31/02        7.98%       9.15%       6.65%       6.50%

----------------------
Average annual
with sales charge
----------------------

    Share
    class                     1-yr        3-yr        5-yr       10-yr

-------------------------------------------------------------------------
      A                         3.38%       7.58%       5.73%       6.03%
-------------------------------------------------------------------------
      B                         3.84%       7.79%       5.77%       5.88%
-------------------------------------------------------------------------
      C                         6.81%       8.62%       6.07%       6.08%
-------------------------------------------------------------------------
    529A                        3.15%       7.50%       5.68%       6.01%
-------------------------------------------------------------------------
    529B                        3.89%       8.28%       6.32%       6.49%
-------------------------------------------------------------------------
    529C                        6.98%       9.15%       6.65%       6.50%
-------------------------------------------------------------------------

----------------------
Cumulative without
sales charge
----------------------

-------------------------------------------------------------------------
      A                         8.54%      30.71%      38.69%      88.62%
-------------------------------------------------------------------------
      B                         7.84%      28.24%      34.36%      77.00%
-------------------------------------------------------------------------
      C                         7.81%      28.14%      34.28%      80.39%
-------------------------------------------------------------------------
      I                         8.92%      32.08%      41.10%      92.76%
-------------------------------------------------------------------------
      R                         8.51%      30.68%      38.65%      88.57%
-------------------------------------------------------------------------
    529A                        8.29%      30.42%      38.38%      88.20%
-------------------------------------------------------------------------
    529B                        7.89%      29.94%      37.87%      87.50%
-------------------------------------------------------------------------
    529C                        7.98%      30.04%      37.98%      87.65%
-------------------------------------------------------------------------

----------------------
Average Annual
----------------------

Comparative indices

-------------------------------------------------------------------------
Average general U.S.
government fund(1)              9.10%       9.37%       6.57%       6.27%
-------------------------------------------------------------------------
Lehman Brothers
Government/Mortgage Bond
Index(2)                        9.31%      10.06%       7.54%       7.18%
-------------------------------------------------------------------------

(1) Source: Lipper Inc., an independent firm that reports mutual fund performance.
(2) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX: The Lehman Brothers Government/ Mortgage Index measures the performance of the government and mortgage securities markets.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A share performance, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B and 529B share performance, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C share performance, including sales charge, relfects the deduction of the 1% CDSC applicable to Class C and 529C shares redeemed within 12 months. Class I shares have no sales charge and are only available to certain investors. Class R shares ("R") have no initial sales charge or CDSC and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to the offering of these share classes. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details.
All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

These risks may increase share price volatility. Please see the prospectus for details.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

---------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS 2/28/03
---------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Bonds - 95.9%
---------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                   $ VALUE
---------------------------------------------------------------------------------------------------
U.S. Government Agencies - 60.4%
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 3.875s, 2005                       $27,618            $27,807,901
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 4.25s, 2005                         10,136             10,709,596
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6s, 2017                            26,706             28,020,202
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6.5s, 2016 - 2029                   23,070             24,282,448
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 7s, 2030                             1,230              1,296,721
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 7.5s, 2025 - 2028                    1,446              1,550,728
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 3.5s, 2008                           15,386             15,691,997
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.5s, 2006 - 2017                    55,259             56,557,164
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6s, 2008 - 2033                     206,460            217,165,701
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.5s, 2005 - 2033                   235,519            246,954,801
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.956s, 2007                          8,603              9,723,598
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7s, 2029 - 2032                      54,119             57,097,891
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7.125s, 2005                             24                 26,531
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7.5s, 2013 - 2031                    13,731             14,647,480
---------------------------------------------------------------------------------------------------
Financing Corp., 9.8s, 2018                                           16,500             25,162,318
---------------------------------------------------------------------------------------------------
Financing Corp., 10.35s, 2018                                          8,400             13,344,568
---------------------------------------------------------------------------------------------------
Financing Corp., 10.7s, 2017                                          20,955             33,884,193
---------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 6.5s, 2028 - 2031                 28,704             30,276,486
---------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 7.5s, 2022 - 2099                 10,169             10,863,654
---------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 8.5s, 2005 - 2022                  3,431              3,746,916
---------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 10.75s, 2016                          13                 14,975
---------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 11.5s, 2010 - 2019                   154                178,663
---------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 12s, 2013 - 2015                      81                 94,858
---------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 12.5s, 2011                          221                259,758
---------------------------------------------------------------------------------------------------
Small Business Administration, 6.07s, 2022                             5,003              5,456,978
---------------------------------------------------------------------------------------------------
Small Business Administration, 6.34s, 2021                             6,037              6,679,204
---------------------------------------------------------------------------------------------------
Small Business Administration, 6.35s, 2021                             6,048              6,696,312
---------------------------------------------------------------------------------------------------
Small Business Administration, 6.44s, 2021                             5,492              6,102,367
---------------------------------------------------------------------------------------------------
Small Business Administration, 6.625s, 2021                            5,144              5,761,483
---------------------------------------------------------------------------------------------------
Small Business Administration, 8.625s, 2011                            1,030              1,125,050
---------------------------------------------------------------------------------------------------
Small Business Administration, 8.8s, 2011                                457                499,042
---------------------------------------------------------------------------------------------------
Small Business Administration, 9.05s, 2009                               352                379,368
---------------------------------------------------------------------------------------------------
Small Business Administration, 9.1s, 2009                                531                567,532
---------------------------------------------------------------------------------------------------
Small Business Administration, 9.25s, 2010                               552                604,456
---------------------------------------------------------------------------------------------------
Small Business Administration, 9.3s, 2010                                749                821,058
---------------------------------------------------------------------------------------------------
Small Business Administration, 9.5s, 2010                                530                577,843
---------------------------------------------------------------------------------------------------
Small Business Administration, 9.65s, 2010                               424                464,609
---------------------------------------------------------------------------------------------------
Small Business Administration, 9.7s, 2010                                268                293,848
---------------------------------------------------------------------------------------------------
Small Business Administration, 9.9s, 2008                                167                180,551
---------------------------------------------------------------------------------------------------
Small Business Administration, 10.05s, 2008 - 2009                        93                101,025
---------------------------------------------------------------------------------------------------
Student Loan Marketing Association, 5.25s, 2006                       13,370             14,552,937
---------------------------------------------------------------------------------------------------
U.S. Department of Housing & Urban Development,
6.36s, 2016                                                            7,000              7,936,250
---------------------------------------------------------------------------------------------------
U.S. Department of Housing & Urban Development,
6.59s, 2016                                                            6,599              7,351,095
---------------------------------------------------------------------------------------------------
Total U.S. Government Agencies                                                         $895,510,156
---------------------------------------------------------------------------------------------------

U.S. Treasury Obligations - 34.7%
---------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25s, 2030                                     $25,886            $31,559,693
---------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.875s, 2025                                     56,369             72,735,852
---------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.25s, 2016                                      10,499             15,815,757
---------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 12s, 2013                                        34,000             49,551,022
---------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 12.375s, 2004                                    46,354             52,452,425
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2s, 2004                                         97,552             98,523,715
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3s, 2007                                          6,269              6,378,708
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.25s, 2007                                      19,571             20,171,125
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4s, 2012                                          5,992              6,146,246
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375s, 2012                                     35,630             37,643,914
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75s, 2008                                      59,984             65,773,836
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5s, 2011                                         37,725             41,829,065
---------------------------------------------------------------------------------------------------
United States Treasury STRIPS (Interest), 0s, 2012                    21,000             14,862,372
---------------------------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                                        $513,443,730
---------------------------------------------------------------------------------------------------

Agencies - Other - 0.8%
---------------------------------------------------------------------------------------------------
Empressa Energetica Cornito Ltd., 6.07s, 2010 (Energy)               $10,650            $11,710,740
---------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,364,957,933)                                        $1,420,664,626
---------------------------------------------------------------------------------------------------

Repurchase Agreements - 4.3%
---------------------------------------------------------------------------------------------------
Merrill Lynch, dated 2/28/03, due 3/03/03, total to be
received $20,973,359 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded
account)                                                             $20,971            $20,971,000
---------------------------------------------------------------------------------------------------
Morgan Stanley, dated 2/28/03, due 3/03/03, total to be
received $42,742,737 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded
account)                                                              42,738             42,738,000
---------------------------------------------------------------------------------------------------
Total Repurchase Agreements, at Cost                                                    $63,709,000
---------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 22.5%
---------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES                $ VALUE
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                     332,865,683           $332,865,683
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,761,532,616)                                  $1,817,239,309
---------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (22.7)%                                               (335,725,962)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $1,481,513,347
---------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

AT 2/28/03

ASSETS

Investments, at value (identified cost, $1,761,532,616)      $1,817,239,309
---------------------------------------------------------------------------------------------------
Cash                                                                467,086
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                  12,935,980
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   9,030,368
---------------------------------------------------------------------------------------------------
Interest receivable                                              11,112,353
---------------------------------------------------------------------------------------------------
Other assets                                                          2,766
---------------------------------------------------------------------------------------------------
Total assets                                                                         $1,850,787,862
---------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                            $5,369,613
---------------------------------------------------------------------------------------------------
Payable for investments purchased                                26,605,397
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                4,010,326
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                      332,865,683
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                     14,183
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                     4,052
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                       23,121
---------------------------------------------------------------------------------------------------
  Administrative fee                                                    709
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              381,431
---------------------------------------------------------------------------------------------------
Total liabilities                                                                      $369,274,515
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,481,513,347
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                              $1,471,385,787
---------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                           55,706,693
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                    (42,697,773)
---------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net
investment income                                                (2,881,360)
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,481,513,347
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               147,662,762
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                   $927,885,502
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             92,467,509
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $10.03
---------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$10.03)                                                $10.53
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                   $408,552,677
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             40,766,563
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $10.02
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                   $110,096,388
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             10,941,037
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $10.06
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $33,682,394
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              3,358,372
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $10.03
---------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                        $79,115
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                  7,888
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $10.03
---------------------------------------------------------------------------------------------------

Class 529A shares

  Net assets                                                       $311,988
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 31,151
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $10.02
---------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$10.02)                                                $10.52
---------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                       $521,945
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 52,120
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $10.01
---------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                       $383,338
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 38,122
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $10.06
---------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529A, Class 529B and Class 529C shares.

See notes to financial statements.

----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                    STATEMENT OF OPERATIONS
----------------------------------------------------------------------------------------------------

The Statement of Operations describes how much your fund received as investment income, expenses deducted from income and a description of realized and unrealized gains (losses) for the fund.

FOR YEAR ENDED 2/28/03

NET INVESTMENT INCOME
Interest income                                                                        $59,328,080
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                   $4,847,929
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                               32,368
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                   1,212,160
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                            2,676,245
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                            3,402,748
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                              969,750
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                   33
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                               330
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                             1,953
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                             1,108
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                        236
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                        488
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                        277
---------------------------------------------------------------------------------------------------
  Administrative fee                                                  105,513
---------------------------------------------------------------------------------------------------
  Custodian fee                                                       391,968
---------------------------------------------------------------------------------------------------
  Printing                                                             72,190
---------------------------------------------------------------------------------------------------
  Postage                                                              99,536
---------------------------------------------------------------------------------------------------
  Auditing fees                                                        38,395
---------------------------------------------------------------------------------------------------
  Legal fees                                                           23,901
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                       859,058
---------------------------------------------------------------------------------------------------
Total expenses                                                    $14,736,186
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (27,879)
---------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                        (605,370)
---------------------------------------------------------------------------------------------------
Net expenses                                                                           $14,102,937
---------------------------------------------------------------------------------------------------
Net investment income                                                                  $45,225,143
---------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Realized gain (identified cost basis) on investment
transactions                                                                           $12,189,563
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation on investments                                       $39,731,207
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                        $51,920,770
---------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                 $97,145,913
---------------------------------------------------------------------------------------------------

See notes to financial statements.

----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                         STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------

This Statement gives you a summary of distributions of income and gains (losses) separated by share class.

FOR YEARS ENDED 2/28                                             2003                   2002
INCREASE IN NET ASSETS

OPERATIONS

Net investment income                                            $45,225,143           $38,693,430
--------------------------------------------------------------------------------------------------
Net realized gain on investments                                  12,189,563             6,906,334
--------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                39,731,207             2,287,256
-------------------------------------------------------------   ------------          ------------
Increase in net assets from operations                           $97,145,913           $47,887,020
-------------------------------------------------------------   ------------          ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
--------------------------------------------------------------------------------------------------
  Class A                                                       $(39,286,086)         $(26,412,835)
--------------------------------------------------------------------------------------------------
  Class B                                                        (15,232,117)          (10,352,836)
--------------------------------------------------------------------------------------------------
  Class C                                                         (4,318,997)           (2,982,962)
--------------------------------------------------------------------------------------------------
  Class I                                                           (527,228)             (218,078)
--------------------------------------------------------------------------------------------------
  Class R                                                               (312)                   --
--------------------------------------------------------------------------------------------------
  Class 529A                                                          (4,462)                   --
--------------------------------------------------------------------------------------------------
  Class 529B                                                          (7,900)                   --
--------------------------------------------------------------------------------------------------
  Class 529C                                                          (4,476)                   --
--------------------------------------------------------------------------------------------------
In excess of net investment income
--------------------------------------------------------------------------------------------------
  Class A                                                                 --            (4,048,704)
--------------------------------------------------------------------------------------------------
  Class B                                                                 --            (1,586,939)
--------------------------------------------------------------------------------------------------
  Class C                                                                 --              (457,245)
--------------------------------------------------------------------------------------------------
  Class I                                                                 --               (33,428)
----------------------------------------------------------------------------               -------
Total distributions declared to shareholders                    $(59,381,578)         $(46,093,027)
-------------------------------------------------------------   ------------          ------------
Net increase in net assets from fund share transactions         $473,985,663          $370,332,189
-------------------------------------------------------------   ------------          ------------
Total increase in net assets                                    $511,749,998          $372,126,182
-------------------------------------------------------------   ------------          ------------

NET ASSETS

At beginning of period                                          $969,763,349          $597,637,167
---------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $2,881,360 and
$948,585, respectively)                                       $1,481,513,347          $969,763,349
---------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights show income, gains, losses and distributions per share for each share class offered by the fund.

FOR YEARS ENDED 2/28, 2/29

CLASS A                                                 2003              2002            2001            2000            1999
Net asset value, beginning of period                   $9.73             $9.71           $9.15           $9.69           $9.69
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(2)(3)
  Net investment income(1)                             $0.39             $0.50           $0.58           $0.57           $0.56
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                           0.42              0.12            0.56           (0.56)           0.01
---------------------------------------------------   ------            ------          ------          ------          ------
Total from investment operations                       $0.81             $0.62           $1.14           $0.01           $0.57
---------------------------------------------------   ------            ------          ------          ------          ------
LESS DISTRIBUTIONS
  From net investment income                          $(0.51)           $(0.52)         $(0.58)         $(0.55)         $(0.57)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                      --             (0.08)             --              --              --
---------------------------------------------------   ------            ------          ------          ------          ------
Total distributions                                   $(0.51)           $(0.60)         $(0.58)         $(0.55)         $(0.57)
---------------------------------------------------   ------            ------          ------          ------          ------
Net asset value, end of period                        $10.03             $9.73           $9.71           $9.15           $9.69
---------------------------------------------------   ------            ------          ------          ------          ------
Total return (%)(5)                                     8.54              6.59           12.98            0.10            6.00
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1)
Expenses(4)                                             0.93              0.96            0.93            0.90            0.92
------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                3.97              5.16            6.25            6.06            5.76
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       134               116              77             124             176
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                       $927,886          $622,606        $392,457        $328,338        $335,993
------------------------------------------------------------------------------------------------------------------------------
1 The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurrred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                               $0.38             $0.49           $0.57           $0.56           $0.55
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses(4)                                             0.98              1.01            1.00            1.00            1.02
------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                3.92              5.11            6.18            5.96            5.66
------------------------------------------------------------------------------------------------------------------------------
2 As required, effective March 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
  Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended February
  28, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.45%. Per share, ratios, and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
3 Per share data are based on average shares outstanding.
4 Ratios do not reflect reductions from fees paid indirectly.
5 Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 2/28, 2/29

CLASS B                                                 2003              2002            2001            2000            1999

Net asset value, beginning of period                   $9.72             $9.69           $9.14           $9.68           $9.68
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(3)

  Net investment income(1)                             $0.33             $0.44           $0.52           $0.51           $0.50
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                           0.41              0.12            0.56           (0.56)           0.01
---------------------------------------------------   ------            ------          ------          ------          ------
Total from investment operations                       $0.74             $0.56           $1.08          $(0.05)          $0.51
---------------------------------------------------   ------            ------          ------          ------          ------

LESS DISTRIBUTIONS

  From net investment income                          $(0.44)           $(0.46)         $(0.53)         $(0.49)         $(0.51)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                      --             (0.07)             --              --              --
---------------------------------------------------   ------            ------          ------          ------          ------
Total distributions                                   $(0.44)           $(0.53)         $(0.53)         $(0.49)         $(0.51)
---------------------------------------------------   ------            ------          ------          ------          ------
Net asset value, end of period                        $10.02             $9.72           $9.69           $9.14           $9.68
---------------------------------------------------   ------            ------          ------          ------          ------
Total return (%)                                        7.84              5.98           12.20           (0.52)           5.32
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1)

Expenses(4)                                             1.58              1.61            1.58            1.55            1.57
------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                3.32              4.52            5.60            5.41            5.08
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       134               116              77             124             176
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                       $408,553          $263,964        $163,756        $156,479        $173,569
------------------------------------------------------------------------------------------------------------------------------
1 The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurrred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                               $0.32             $0.43           $0.51           $0.50           $0.48
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses(4)                                             1.63              1.66            1.65            1.65            1.67
------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                3.27              4.47            5.53            5.31            4.98
------------------------------------------------------------------------------------------------------------------------------
2 As required, effective March 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
  Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended February
  28, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.45%. Per share, ratios, and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
3 Per share data are based on average shares outstanding.
4 Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 2/28, 2/29

CLASS C                                                 2003              2002            2001            2000            1999

Net asset value, beginning of period                   $9.76             $9.73           $9.18           $9.71           $9.72
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(3)

  Net investment income(1)                             $0.33             $0.44           $0.52           $0.52           $0.49
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                           0.41              0.12            0.56           (0.56)           0.01
---------------------------------------------------   ------            ------          ------          ------          ------
Total from investment operations                       $0.74             $0.56           $1.08          $(0.04)          $0.50
---------------------------------------------------   ------            ------          ------          ------          ------

LESS DISTRIBUTIONS

  From net investment income                          $(0.44)           $(0.46)         $(0.53)         $(0.49)         $(0.51)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                      --             (0.07)             --              --              --
---------------------------------------------------   ------            ------          ------          ------          ------
Total distributions                                   $(0.44)           $(0.53)         $(0.53)         $(0.49)         $(0.51)
---------------------------------------------------   ------            ------          ------          ------          ------
Net asset value, end of period                        $10.06             $9.76           $9.73           $9.18           $9.71
---------------------------------------------------   ------            ------          ------          ------          ------
Total return (%)                                        7.81              5.97           12.17           (0.42)           5.23
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1)

Expenses(4)                                             1.58              1.61            1.58            1.55            1.57
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                3.32              4.51            5.60            5.40            5.03
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       134               116              77             124             176
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                       $110,096           $81,397         $36,603         $32,708         $36,340
-------------------------------------------------------------------------------------------------------------------------------
1 The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurrred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                               $0.32             $0.43           $0.51           $0.49           $0.48
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses(4)                                             1.63              1.66            1.65            1.65            1.67
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                3.27              4.46            5.53            5.30            4.93
-------------------------------------------------------------------------------------------------------------------------------
2 As required, effective March 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
  Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended February
  28, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.45%. Per share, ratios, and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
3 Per share data are based on average shares outstanding.
4 Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 2/28, 2/29

CLASS I                                                 2003              2002            2001            2000            1999
Net asset value, beginning of period                   $9.73             $9.71           $9.15           $9.69           $9.69
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(3)

  Net investment income(1)                             $0.33             $0.53           $0.61           $0.60           $0.59
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                           0.51              0.13            0.56           (0.56)           0.01
---------------------------------------------------   ------            ------          ------          ------          ------
Total from investment operations                       $0.84             $0.66           $1.17           $0.04           $0.60
---------------------------------------------------   ------            ------          ------          ------          ------

LESS DISTRIBUTIONS

  From net investment income                          $(0.54)           $(0.55)         $(0.61)         $(0.58)         $(0.60)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                      --             (0.09)             --              --              --
---------------------------------------------------   ------            ------          ------          ------          ------
Total distributions                                   $(0.54)           $(0.64)         $(0.61)         $(0.58)         $(0.60)
---------------------------------------------------   ------            ------          ------          ------          ------
Net asset value, end of period                        $10.03             $9.73           $9.71           $9.15           $9.69
---------------------------------------------------   ------            ------          ------          ------          ------
Total return (%)                                        8.92              6.99           13.34            0.43            6.37
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1)

Expenses(4)                                             0.58              0.61            0.58            0.55            0.57
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                3.64              5.49            6.60            6.40            6.13
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       134               116              77             124             176
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                        $33,682            $1,797          $4,821          $5,579          $6,634
-------------------------------------------------------------------------------------------------------------------------------
1 The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurrred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                               $0.33             $0.52           $0.61           $0.59           $0.58
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses(4)                                             0.63              0.66            0.65            0.65            0.67
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                3.59              5.44            6.53            6.30            6.03
-------------------------------------------------------------------------------------------------------------------------------
2 As required, effective March 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
  Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended February
  28, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.45%. Per share, ratios, and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
3 Per share data are based on average shares outstanding.
4 Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

                                                              FOR PERIOD ENDED
CLASS R                                                             2/28/03(2)

Net asset value, beginning of period                                   $10.02
------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(5)

  Net investment income(1)                                              $0.16
------------------------------------------------------------------------------
  Net realized and unrealized loss on investments
  and foreign currency                                                  (0.07)
------------------------------------------------------------------------------
Total from investment operations                                        $0.09
------------------------------------------------------------------------------

LESS DISTRIBUTIONS

  From net investment income                                           $(0.08)
------------------------------------------------------------------------------
Net asset value, end of period                                         $10.03
-----------------------------------------------------------------------------
Total return (%)                                                         0.88(4)
------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1)

Expenses(6)                                                              1.08(3)
------------------------------------------------------------------------------
Net investment income                                                    3.04(3)
------------------------------------------------------------------------------
Portfolio turnover                                                        134
------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $79
------------------------------------------------------------------------------

1 The investment adviser voluntarily waived a portion of its fee for the periods indicated. If the fee had been incurrred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                   $0.16
------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses(6)                                                              1.13(3)
Net investment income                                                    2.99(3)

2 For the period from the inception of Class R, December 31, 2002, through
  February 28, 2003.
3 Annualized.
4 Not annualized.
5 Per share data are based on average shares outstanding.
6 Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR PERIOD ENDED 2/28/03                                   CLASS 529A(2)        CLASS 529B(2)         CLASS 529C(2)

Net asset value, beginning of period                           $9.86                 $9.85                 $9.89
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income(1)                                     $0.28                 $0.24                 $0.20
-------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                              0.15                  0.16                  0.21
-----------------------------------------------------------   ------                ------                ------
Total from investment operations                               $0.43                 $0.40                 $0.41
-----------------------------------------------------------   ------                ------                ------

LESS DISTRIBUTIONS

  From net investment income                                  $(0.27)               $(0.24)               $(0.24)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $10.02                $10.01                $10.06
-----------------------------------------------------------   ------                ------                ------
Total return (%)(7)                                             4.44(4)               4.05(4)               4.14(4)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1)

Expenses(6)                                                     1.18(3)               1.83(3)               1.83(3)
-------------------------------------------------------------------------------------------------------------------
Net investment income                                           3.05(3)               2.53(3)               2.37(3)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                               134                   134                   134
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $312                  $522                  $383
-------------------------------------------------------------------------------------------------------------------

1 The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurrred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                          $0.28                 $0.23                 $0.20
-------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses(6)                                                     1.23(3)               1.88(3)               1.88(3)
-------------------------------------------------------------------------------------------------------------------
Net investment income                                           3.00(3)               2.48(3)               2.32(3)
-------------------------------------------------------------------------------------------------------------------

2 For the period from the inception of Class 529A, Class 529B, and Class 529C, July 31, 2002, through February 28, 2003.

3 Annualized.

4 Not annualized.

5 Per share data are based on average shares outstanding.

6 Ratios do not reflect reductions from fees paid indirectly.

7 Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Government Securities Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The interest income earned on the securities loaned is accounted for in the same manner as other interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

The fund may enter in "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 1.0%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

Common types of book and tax differences that could occur include differences in accounting for mortgage-backed securities and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended
February 28, 2003 and February 28, 2002 were as follows:

                                                    2/28/03           2/28/02

Distributions paid from ordinary income         $59,381,578       $46,093,027
-----------------------------------------------------------------------------

During the year ended February 28, 2003, accumulated distributions in excess of net investment income decreased by $12,223,660, accumulated net realized loss on investments increased by $12,178,638 and paid-in capital decreased by $45,022 due to differences between book and tax accounting for mortgage-backed securities, and amortization and accretion on debt securities. This change had no effect on the net assets or net asset value per share.

As of February 28, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed ordinary income                        $2,595,353
      ---------------------------------------------------------------
      Capital loss carryforward                           (27,846,284)
      ---------------------------------------------------------------
      Unrealized gain                                      40,953,196
      ---------------------------------------------------------------
      Other temporary differences                          (5,574,704)
      ---------------------------------------------------------------

For federal income tax purposes, the capital loss carryfoward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

      EXPIRATION DATE

      February 28, 2005                                   $(16,126,761)
      ----------------------------------------------------------------
      February 28, 2008                                     (8,242,293)
      ----------------------------------------------------------------
      February 28, 2009                                     (3,477,230)
      ----------------------------------------------------------------
      Total                                               $(27,846,284)
      ----------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets. The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the year ended February 28, 2003 were 0.35% of average daily net assets on an annualized basis. This voluntary reduction in the management fee in effect until June 30, 2003 may be rescinded by MFS only with the approval of the fund's Board of Trustees.

The fund pays the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the fund that will fluctuate with the performance of the fund. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the fund that will fluctuate with the performance of the fund. Included in Trustees' compensation is a net increase of $46,087 as a result of the change in the fund's pension liability under this plan and a pension adjustment of $35,489 for inactive trustees for the year ended February 28, 2003. Also included in Trustees' compensation is a one-time settlement expense of $3,717.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

      First $2 billion                                      0.0175%
      -------------------------------------------------------------
      Next $2.5 billion                                     0.0130%
      -------------------------------------------------------------
      Next $2.5 billion                                     0.0005%
      -------------------------------------------------------------
      In excess of $7 billion                               0.0000%
      -------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $248,495 and $2,464 for the year ended February 28, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                       CLASS A      CLASS B      CLASS C      CLASS R     CLASS 529A     CLASS 529B     CLASS 529C
Distribution Fee                         0.10%        0.75%        0.75%        0.25%          0.25%          0.75%          0.75%
----------------------------------------------------------------------------------------------------------------------------------
Service Fee                              0.25%        0.25%        0.25%        0.25%          0.25%          0.25%          0.25%
----------------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                  0.35%        1.00%        1.00%        0.50%          0.50%          1.00%          1.00%
----------------------------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended February 28, 2003, amounted to:

                                       CLASS A      CLASS B      CLASS C      CLASS R     CLASS 529A     CLASS 529B     CLASS 529C
Service Fee Retained
by MFD                                 $37,560       $1,382       $1,785           --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended February 28, 2003, were as follows:

                                       CLASS A      CLASS B      CLASS C      CLASS R     CLASS 529A     CLASS 529B     CLASS 529C
Total Distribution Plan                  0.35%        1.00%        1.00%        0.50%          0.35%          1.00%          1.00%
------------------------------------------------------------------------------------------------------------------------------------

Payment of the remaining 0.15% of the Class 529A distribution fee will be implemented on such a date as the Trustees of the Trust may determine.

Certain Class A, Class 529A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended February 28, 2003, were as follows:


                                    CLASS A         CLASS B         CLASS C        CLASS 529A        CLASS 529B        CLASS 529C
Contingent Deferred Sales
Charges Imposed                     $39,626        $975,048         $39,634                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.25% from the fund based solely upon the value of the fund's 529 share classes attributable to a tuition program to which MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                  PURCHASES              SALES

U.S. government securities                   $1,985,607,507     $1,543,567,036
------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                   $1,776,286,113
      ----------------------------------------------------------------
      Gross unrealized appreciation                       $45,549,133
      ----------------------------------------------------------------
      Gross unrealized depreciation                        (4,464,793)
      ----------------------------------------------------------------
      Net unrealized appreciation                         $40,953,196
      ----------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                               Year ending 2/28/03                 Year ending 2/28/02
                                            SHARES            AMOUNT            SHARES            AMOUNT
CLASS A SHARES
Shares sold                                142,506,962     $1,406,764,472       67,180,348      $651,943,674
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                2,962,199         29,173,953        2,393,551        23,212,060
-------------------------------------------------------------------------------------------------------------
Shares reacquired                         (116,984,213)    (1,154,957,625)     (46,027,631)     (446,374,918)
-------------------------------------------------------------------------------------------------------------
Net increase                                28,484,948       $280,980,800       23,546,268      $228,780,816
-------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                                 26,705,060       $263,064,523       18,314,903      $177,924,326
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                1,105,757         10,885,233          920,263         8,914,384
-------------------------------------------------------------------------------------------------------------
Shares reacquired                          (14,208,978)      (139,706,922)      (8,971,832)      (86,886,215)
-------------------------------------------------------------------------------------------------------------
Net increase                                13,601,839       $134,242,834       10,263,334       $99,952,495
-------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                                  9,896,809        $97,592,339        9,257,216       $90,175,603
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  299,275          2,958,954          262,657         2,554,003
-------------------------------------------------------------------------------------------------------------
Shares reacquired                           (7,598,573)       (74,648,620)      (4,939,109)      (48,098,357)
-------------------------------------------------------------------------------------------------------------
Net increase                                 2,597,511        $25,902,673        4,580,764       $44,631,249
-------------------------------------------------------------------------------------------------------------

CLASS I SHARES
Shares sold                                  3,295,531        $32,772,907           79,146          $773,276
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   39,866            395,984           25,916           250,958
-------------------------------------------------------------------------------------------------------------
Shares reacquired                             (161,696)        (1,601,545)        (416,829)       (4,056,605)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)                      3,173,701        $31,567,346         (311,767)      $(3,032,371)
-------------------------------------------------------------------------------------------------------------

                                             Period ending 2/28/03(1)
                                            SHARES            AMOUNT

CLASS R SHARES
Shares sold                                      7,872            $78,950
--------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                       16                160
--------------------------------------------------------------------------
Net increase                                     7,888            $79,110
--------------------------------------------------------------------------

                                             Period ending 2/28/03(2)
                                            SHARES            AMOUNT

CLASS 529A SHARES
Shares sold                                     32,081           $320,041
--------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                      335              3,329
--------------------------------------------------------------------------
Shares reacquired                               (1,265)           (12,465)
--------------------------------------------------------------------------
Net increase                                    31,151           $310,905
--------------------------------------------------------------------------

                                             Period ending 2/28/03(2)
                                            SHARES            AMOUNT

CLASS 529B SHARES
Shares sold                                     51,568           $514,537
--------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                      627              5,627
--------------------------------------------------------------------------
Shares reacquired                                  (75)              (745)
--------------------------------------------------------------------------
Net increase                                    52,120           $519,419
--------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                     38,822           $389,521
--------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                      344              3,433
--------------------------------------------------------------------------
Shares reacquired                               (1,044)           (10,378)
--------------------------------------------------------------------------
Net increase                                    38,122           $382,576
--------------------------------------------------------------------------
1 For the period from the inception of Class R shares, December 31, 2002 through February 28, 2003.

2 For the period from the inception of Class 529 shares, July 31, 2002 through February 28, 2003.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the year ended February 28, 2003, was $10,833. The fund had no borrowings during the year.

(7) CHANGE IN ACCOUNTING PRINCIPLE

As required, effective March 1, 2001, the fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to March 1, 2001, the fund did not amortize premium on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $5,744,551 reduction in cost of securities and a corresponding $5,744,551 increase in net unrealized appreciation, based on securities held by the fund on March 1, 2001.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Trustees and the Shareholders of MFS Government Securities Fund:

We have audited the accompanying statement of assets and liabilities of MFS Government Securities Fund, including the portfolio of investments, as of February 28, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Government Securities Fund as of February 28, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
April 8, 2003

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of the Trust, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        RICHARD M. HISEY (born 08/29/58)
Chairman                                                 Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
JOHN W. BALLEN (born 09/12/59)                           York, Senior Vice President (September 2000 to
Trustee and President                                    July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Chief          Executive Vice President and Chief Financial
Executive Officer and Director                           Officer, General Manager, Mutual Funds (prior to
                                                         September 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                  ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Senior         Assistant Treasurer
Vice President and Associate General Counsel             Massachusetts Financial Services Company, Vice
                                                         President
STEPHEN E. CAVAN (born 11/06/53)
Secretary and Clerk                                      JAMES O. YOST (born 06/12/60)
Massachusetts Financial Services Company, Senior         Assistant Treasurer
Vice President, General Counsel and Secretary            Massachusetts Financial Services Company, Senior
                                                         Vice President
ROBERT R. FLAHERTY (born 09/18/63)
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              AUDITORS
MFS Fund Distributors, Inc.                              Deloitte & Touche LLP
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGER
Peter C. Vaream(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

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FEDERAL TAX INFORMATION (UNAUDITED)

In January 2003, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2002.
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

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CONTACT INFORMATION
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INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number          Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606        8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576        9 a.m. to 5 p.m., any
                                                     business day
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Shares prices, account        1-800-MFS-TALK
balances exchanges or         (1-800-637-8255)
stock and bond outlooks       touch-tone required    24 hours a day, 365 days a
                                                     year
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WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)                                                 ---------------
INVESTMENT MANAGEMENT                                              PRSRT STD
                                                                  U.S. POSTAGE
500 Boylston Street                                                  PAID
Boston, MA 02116-3741                                                 MFS
                                                                ---------------


(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                               MFO-ANN-4/03 71M